Stock-Based Compensation (Stock Options) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Shares Under Option
Exercised (in shares)		(20,000)	(38,900)
Aggregate Intrinsic Value
Recognized stock-based compensation expense	$ 1,114,000	$ 0	$ 0
Proceeds from stock options exercised	0	371,000	725,000
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)	3 years
Shares Under Option
Outstanding at beginning of period (in shares)	229,000	328,000	661,840
Exercised (in shares)	0	(20,000)	(38,900)
Forfeited/Expired (in shares)	(107,500)	(79,000)	(294,940)
Outstanding at end of period (in shares)	121,500.0	229,000	328,000
Weighted Average Exercise Price
Outstanding at beginning of period (in dollars per share)	$ 31.75	$ 30.67	$ 30.22
Exercised (in dollars per share)		$ 16.96	$ 18.23
Forfeited/Expired (in dollars per share)	$ 31.75	$ 31.00	$ 31.29
Outstanding at end of period (in dollars per share)	$ 31.75	$ 31.75	$ 30.67
Aggregate Intrinsic Value
Outstanding at beginning of period	0	200,000	200,000
Outstanding at end of period	0	0	200,000
Recognized stock-based compensation expense	100,000	200,000	100,000
Unrecognized stock-based compensation expense	0
Proceeds from stock options exercised	0
Intrinsic value of options exercised		$ 100,000	$ 100,000
Shares Under Option
Outstanding at beginning of period (in shares)	149,000
Vested (in shares)	(121,500)
Forfeited (in shares)	(27,500)
Outstanding at end of period (in shares)	0	149,000
Weighted Average Grant-Date Fair Value
Outstanding at beginning of period (in dollars per share)	$ 10.90
Vested (in dollars per share)	$ 10.90
Forfeited (in dollars per share)	$ 10.90
Outstanding at end of period (in dollars per share)	$ 10.90	$ 10.90
Stock options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period (in years)	7 years